Consolidated Statements of Changes in Equity (Parenthetical) - USD ($)	12 Months Ended
	May 31, 2016	Jul. 22, 2014
Shares repurchase approved amount		$ 120,000,000
Special cash dividend declared per share	$ 0.4
Cash paid for dividend	$ 62,668,000
Retained Earnings [Member]
Cash paid for dividend	$ 62,668,000
Fiscal Year 2016 Dividend [Member]
Special cash dividend declared date	Jul. 19, 2015
Dividend payment date	Oct. 07, 2015
Shareholders date of record	Sep. 04, 2015